Finance receivables, net	12 Months Ended
Dec. 31, 2018
Finance receivables, net
Finance receivables, net
14.	Finance receivables, net

The Group provides automobile financial leasing services to individual customers and automobile dealers. Detailed information of finance receivables as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB

Finance receivables, gross
- Within one year	16,363,872	22,661,850
- After one year but not more than five years	17,224,604	22,047,127

	33,588,476	44,708,977

Unearned finance income	(3,662,702)	(7,481,088)

	29,925,774	37,227,889

Allowance for credit losses	(134,169)	(350,816)

Finance receivables, net	29,791,605	36,877,073

Aging analysis of finance receivables are as follows:

	2017	2018
	RMB	RMB

Not past due	29,069,556	35,788,625

Past due
- Up to 3 months	610,501	1,027,691
- 3 to 6 months	177,070	219,112
- Over 6 months	68,647	192,461

	29,925,774	37,227,889

Allowance for credit losses	(134,169)	(350,816)

Finance receivables, net	29,791,605	36,877,073

Finance receivables due from related parties for the years ended December 31, 2017 and 2018 were RMB121.0 million and RMB105.9 million, which are presented as due from related parties.

Management assesses the allowance for credit losses of finance receivables collectively based on its historical experience and on various other assumptions that are believed to be reasonable, including estimated loss percentages of contracts that are not collectable, the historical migration pattern of past due balances, other information gathered through collection efforts and general economic conditions. Management reassesses the provision at each balance sheet date. As of December 31 2016, 2017 and 2018, the allowance for credit losses was
 RMB22.5 million,
RMB134.2 million and RMB350.8 million, respectively. The movements in the allowance for credit losses are as follows:

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	-	22,486	134,169
Charge for the year	29,052	196,320	528,824
Reversal of impairment for the year	-	-	(9,851)
Write off for the year	(6,566)	(84,637)	(312,177)
Recovery of finance receivables written off	-	-	9,851

Balance as of December 31	22,486	134,169	350,816

The Group securitizes finance receivables arising from its consumers through transfer of those assets to asset-backed securitization vehicles. The securitization vehicles usually issue senior tranche debt securities to third party investors, collateralized by the transferred assets, and subordinate tranche debt securities to the Group. As of December 31, 2017 and 2018, the collateralized finance receivables transferred to the securitization vehicles were RMB10.44 billion and RMB16.20 billion, respectively. Please refer to Note 2 (s) for details. The Group also secures certain borrowings from financial institutions with the cash proceeds of certain of the Group’s finance receivables. As of December 31, 2017 and 2018, the finance receivables collateralized for borrowings from financial institutions were RMB12.20 billion and RMB8.84 billion, respectively.